Inventories, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Inventories

A summary of inventories, net is provided in the table below:

(Dollars in millions)	At December 31, 2012	At September 30, 2013
Raw materials	$77	$67
Work- in- process	19	17
Finished goods	208	218

	$304	$302

A summary of inventories, net is provided in the table below:

(Dollars in millions)	At December 31, 2011(1)	At December 31, 2012
Raw materials	$68	$77
Work-in-process	19	19
Finished goods	189	208

	$276	$304

(1)	The inventory as of December 31, 2011 excludes $221 million of inventory in our Brake North America and Asia group, which is classified in current assets of discontinued operations.